LEASES - Lease Liabilities (Details)	9 Months Ended
Sep. 30, 2019 CAD ($)
LEASES
Lease liabilities recognized at January 1, 2019	$ 0
Lease liability additions	1,743,383
Lease payments	(621,715)
Interest Incurred	289,617
Balance, September 30, 2019	$ 6,140,609